Investment Securities - Details of Short-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
FVTPL	₩ 35,217	₩ 0
Beneficiary certificates [member]
Disclosure of financial assets [line items]
FVTPL	₩ 35,217